Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2023
Fidelity Emerging Markets Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(12.19%)
Since Inception	(1.01%)
Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.87%)
Since Inception	(1.53%)
Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.57%)
Since Inception	(0.59%)
IXYVI
Average Annual Return:
Past 1 year	(12.58%)
Since Inception	(0.43%)	[1]
MC041
Average Annual Return:
Past 1 year	(20.07%)
Since Inception	(0.30%)	[1]

[1]	A From February 26, 2019